Variable Interest Entities (Information about Consolidated VIEs) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2017	Mar. 31, 2017
Variable Interest Entity [Line Items]
Total assets	[1]	¥ 722,416	¥ 951,403
Total Liabilities	[1]	322,043	471,908
Assets which are pledged as collateral	[2]	478,808	703,293
Commitments	[3]	101,742	93,222
Liquidating Customer Assets
Variable Interest Entity [Line Items]
Total assets	[1]	0	0
Total Liabilities	[1]	0	0
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Acquisition Of Real Estate And Real Estate Development Projects For Customers
Variable Interest Entity [Line Items]
Total assets	[1]	662	663
Total Liabilities	[1]	0	0
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Acquisition of real estate for the Company and its subsidiaries' real estate-related business
Variable Interest Entity [Line Items]
Total assets	[1]	105,913	127,425
Total Liabilities	[1]	28,876	39,877
Assets which are pledged as collateral	[2]	54,129	75,382
Commitments	[3]	7,000	7,000
Corporate Rehabilitation Support Business
Variable Interest Entity [Line Items]
Total assets	[1]	1,685	1,544
Total Liabilities	[1]	158	16
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Investment in securities
Variable Interest Entity [Line Items]
Total assets	[1]	41,061	50,411
Total Liabilities	[1]	724	2,027
Assets which are pledged as collateral	[2]	69	5,567
Commitments	[3]	2,044	1,995
Securitizing Financial Assets
Variable Interest Entity [Line Items]
Total assets	[1]	144,167	338,138
Total Liabilities	[1]	101,991	228,935
Assets which are pledged as collateral	[2]	115,387	307,315
Commitments	[3]	0	0
Securitization Of Loans Receivable Originated By Third Parties
Variable Interest Entity [Line Items]
Total assets	[1]	13,746	18,683
Total Liabilities	[1]	14,049	17,202
Assets which are pledged as collateral	[2]	13,746	18,683
Commitments	[3]	0	0
Power Generation Projects
Variable Interest Entity [Line Items]
Total assets	[1]	221,922	212,153
Total Liabilities	[1]	104,421	111,404
Assets which are pledged as collateral	[2]	129,117	127,993
Commitments	[3]	92,698	84,227
Other VIEs
Variable Interest Entity [Line Items]
Total assets	[1]	193,260	202,386
Total Liabilities	[1]	71,824	72,447
Assets which are pledged as collateral	[2]	166,360	168,353
Commitments	[3]	¥ 0	¥ 0

[1]	The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of most VIEs have no recourse to other assets of the Company and its subsidiaries.
[2]	The assets are pledged as collateral by VIE for financing of the VIE.
[3]	This item represents remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.